Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	ZEVIA PBC
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-40630
Entity, Tax Identification Number	86-2862492
Entity, Address, Address Line One	15821 Ventura Blvd., Suite 145
Entity, Address, City or Town	Encino
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	91436
City Area Code	424
Local Phone Number	343-2654
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	ZVIA
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001854139